Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease Liabilities [Line Items]
Management Lease Term	5 years
Bottom of Range [Member]
Lease Liabilities [Line Items]
Borrowing interest rate	6.95%	6.95%
Top of Range [Member]
Lease Liabilities [Line Items]
Borrowing interest rate	10.40%	10.40%